Performance B.3. Segment Information - Narrative (Details) - region	3 Months Ended	10 Months Ended	12 Months Ended
	Apr. 05, 2022	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Number of regions	2
Guatemala joint ventures
Disclosure of operating segments [line items]
Proportion of ownership interest in subsidiary		55.00%	100.00%	55.00%	55.00%
Guatemala joint ventures
Disclosure of operating segments [line items]
Percentage of controlling interest acquired		45.00%